PREMISES AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
PREMISES AND EQUIPMENT [Abstract]
PREMISES AND EQUIPMENT
NOTE 4:              PREMISES AND EQUIPMENT

Major classifications of premises and equipment, stated at cost, are as follows:

	December 31,	December 31,
	2011	2010
Land	$2,250,789	$2,250,789
Buildings and improvements	11,860,040	11,503,087
Automobile	16,479	16,479
Furniture, fixtures and equipment	8,343,157	7,883,750
Leasehold improvements	271,799	271,799
	22,742,264	21,925,904
Less accumulated depreciation	(11,318,442)	(10,601,219)
Net premises and equipment	$11,423,822	$11,324,685

Depreciation expense was $717,222, $826,440 and $965,504 for the years ended December 31, 2011, 2010, and 2009, respectively.